CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	[1]	$ 659,325	$ 522,310	$ 413,439
Cost of revenues	[2],[3]	(405,164)	(318,554)	(263,171)
Gross profit		254,161	203,756	150,268
Selling, general and administrative expenses	[3],[4]	(172,478)	(133,187)	(110,813)
Net impairment losses on financial assets	[5]	(228)	(3,469)	(1,581)
Other operating expense, net	[6]	(720)	(306)	(4,708)
Profit from operations		80,735	66,794	33,166
Gain on transactions with bonds		1,569	0	0
Finance income		13,643	11,418	7,956
Finance expense		(26,801)	(16,968)	(11,036)
Finance expense, net		(13,158)	(5,550)	(3,080)
Share of results of investment in associates		(224)	0	0
Other income, net	[7]	110	6,220	8,458
Profit before income tax		69,032	67,464	38,544
Income tax		(15,017)	(15,868)	(8,081)
Net income for the year		54,015	51,596	30,463
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations		(400)	(871)	(265)
- Net change in fair value on financial assets measured at FVOCI		(373)	(12)	(27)
- Gains and losses on cash flow hedges		352	0	0
Total comprehensive income for the year		53,594	50,713	30,171
Net income attributable to:
Owners of the Company		54,015	51,677	30,539
Non-controlling interest		0	(81)	(76)
Total comprehensive income for the year attributable to:
Owners of the Company		53,594	50,794	30,247
Non-controlling interest		$ 0	$ (81)	$ (76)
Earnings per share
Basic (in usd per share)		$ 1.48	$ 1.45	$ 0.87
Diluted (in usd per share)		$ 1.43	$ 1.41	$ 0.84
Weighted average of outstanding shares (in thousands)
Basic (in shares)		36,586	35,746	34,919
Diluted (in shares)		37,674	36,685	36,094

[1]	Includes transactions with related parties of 1,419, 5,937 and 5,590 for 2019, 2018 and 2017, respectively. See note 23.1.
[2]	Includes depreciation and amortization expense of 7,350, 4,022 and 4,339 for 2019, 2018 and 2017, respectively. See note 6.1.
[3]	Includes share-based compensation expense of 4,976, 4,248 and 5,666 under cost of revenues; and 14,912, 8,665 and 8,798 under selling, general and administrative expenses for 2019, 2018 and 2017, respectively. See note 6.
[4]	Includes depreciation and amortization expense of 16,905, 16,521 and 11,789 for 2019, 2018 and 2017, respectively. See note 6.2.
[5]	Includes a loss of 275 and 3,421 and a gain of 5 on impairment of trade receivables for 2019, 2018 and 2017, respectively (see note 12). Includes a recovery of impairment of tax credits of 47 for 2019, an impairment loss of tax credits of 48 and 1,586 for 2018 and 2017, respectively (see note 4.4).
[6]	Includes an impairment of intangibles assets of 720, 306 (note 4.6) and 4,708 (note 4.10) for 2019, 2018 and 2017, respectively.
[7]	Includes as of December 31,2019, 2018 and 2017 a loss of 85, a gain of 6,700 and 6,735 on remeasurement of the contingent consideration of Avanxo, Pointsource, Clarice, L4, WAE and Ratio explained in note 28.9.1. Includes as of December 31, 2018 and 2017 a gain of 1,611 and 1,726 related to the remeasurement at fair value of the call and put option over non-controlling interest explained in note 28.9.2, respectively. In 2018 includes the derecognition of the call option over non-controlling interest of 455 explained in note 25.2. In 2018 includes the loss of 1,038 related to the settlement agreed with WAE former owners (note 28.9.1). In 2018 includes the impairment of the investment in Collokia of 800 explained in note 11.2.